Equity Securities Measurement Alternative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Gains (Losses) from Measurement Alternative Equity Securities
Total net gains recognized during the period	$ 2,843	$ 1,515	$ 1,779
Measurement alternative [Member] | Nonmarketable equity securities [Member]
Net Gains (Losses) from Measurement Alternative Equity Securities
Gross unrealized gains due to observable price changes	584	443
Gross unrealized losses due to observable price changes	(17)	(25)
Impairment write-downs	(116)	(33)
Realized net gains from sale	163	274
Total net gains recognized during the period	614	659
Measurement Alternative Cumulative Gains (Losses)
Cumulative gross unrealized gains due to observable price changes	973	415
Cumulative gross unrealized losses due to observable price changes	(42)	(25)
Cumulative impairment write-downs	$ (134)	$ (33)